Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,181,499.33

Principal:
Principal Collections	$24,749,167.40
Prepayments in Full	$16,479,135.69
Liquidation Proceeds	$854,957.68
Recoveries	$53,746.84
Sub Total	$42,137,007.61
Collections	$46,318,506.94

Purchase Amounts:
Purchase Amounts Related to Principal	$274,695.99
Purchase Amounts Related to Interest	$1,201.19
Sub Total	$275,897.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,594,404.12

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$46,594,404.12
Servicing Fee	$983,463.18	$983,463.18	$0.00	$0.00	$45,610,940.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,610,940.94
Interest - Class A-2 Notes	$71,781.47	$71,781.47	$0.00	$0.00	$45,539,159.47
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$45,144,359.47
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$44,996,801.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,996,801.14
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$44,913,315.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,913,315.06
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$44,843,981.73
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,843,981.73
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$44,746,315.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,746,315.06
Regular Principal Payment	$40,186,363.40	$40,186,363.40	$0.00	$0.00	$4,559,951.66
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,559,951.66
Residuel Released to Depositor	$0.00	$4,559,951.66	$0.00	$0.00	$0.00
Total		$46,594,404.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$40,186,363.40
Total					$40,186,363.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$40,186,363.40	$65.14	$71,781.47	$0.12	$40,258,144.87	$65.26
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$40,186,363.40	$19.70	$864,625.88	$0.42	$41,050,989.28	$20.12

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$151,118,880.59	0.2449650	$110,932,517.19	0.1798225
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,126,178,880.59	0.5520864	$1,085,992,517.19	0.5323858

Pool Information
Weighted Average APR	4.632%	4.626%
Weighted Average Remaining Term	46.77	45.93
Number of Receivables Outstanding	60,169	58,776
Pool Balance	$1,180,155,818.41	$1,137,359,458.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,133,486,444.16	$1,092,658,135.36
Pool Factor	0.5676679	0.5470824

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$17,060,391.88
Yield Supplement Overcollateralization Amount	$44,701,323.60
Targeted Overcollateralization Amount	$51,366,941.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,366,941.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		186	$438,385.79
(Recoveries)		76	$53,746.84
Net Losses for Current Collection Period			$384,638.95
Cumulative Net Losses Last Collection Period			$5,405,319.26
Cumulative Net Losses for all Collection Periods			$5,789,958.21

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.39%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.59%	839	$18,036,115.06
61-90 Days Delinquent	0.13%	69	$1,497,984.90
91-120 Days Delinquent	0.04%	20	$426,295.56
Over 120 Days Delinquent	0.07%	37	$798,159.75
Total Delinquent Receivables	1.83%	965	$20,758,555.27

Repossession Inventory:
Repossessed in the Current Collection Period		54	$1,307,460.63
Total Repossessed Inventory		71	$1,744,656.04

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4786%
Preceding Collection Period			0.4019%
Current Collection Period			0.3983%
Three Month Average			0.4263%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2072%
Preceding Collection Period			0.2044%
Current Collection Period			0.2144%
Three Month Average			0.2087%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer